Acquisitions	12 Months Ended
Dec. 31, 2016
Acquisitions
Acquisitions

6. Acquisitions

In October 2014, the Group paid a consideration of $3.1 million to acquire an 84% equity interest in Shanghai Gametree Information Technology Co. Ltd,. (“Gametree”), a game developer and began consolidating its financial results on October 1, 2014. The Group hired an independent valuation firm to assist management in valuing the equity interest acquired by the Group. Goodwill arising from this transaction primarily represents the expected synergies from combining the operations of game developer with the Group, which are complementary to each other. Total identifiable intangible assets acquired upon acquisition were the existing game technology amounting to $1.7 million, which have an estimated useful life of approximately 4.3 years. The acquired business is not material to the Group’s financial statements and, thus, a presentation of pro-forma financial information for the business combination is not required.

Consideration for the purchase was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
(In thousands)
Cash consideration	$3,062
Non-controlling interests	292

Total consideration	3,354

Tangible assets	1,518
Identifiable intangible assets acquired	1,688
Liabilities assumed	(3,692)
Goodwill	3,840

Total consideration	$3,354

On June 30, 2015, the Group acquired a 55% and 85% equity interest in two investment funds (“Weibo funds”) for a total cash consideration of $22.0 million from SINA. The Weibo funds engage in investing in high-tech startups related to the Weibo business. The Group engaged an independent valuation firm to assist management in its valuation of the purchase price allocation. Since Weibo and the Weibo Funds were controlled by SINA before and after the acquisition, the transaction was accounted for as a business combination between entities under common control. In accordance with ASC Subtopic 805-50, the Group’s consolidated financial statements included the acquired assets and liabilities of the Weibo Funds at their historical carrying amounts and were prepared as if the current corporate structure had been in place throughout the periods presented.

The following sets forth the changes in the Group’s goodwill by segment:

	Advertising & Marketing	Other	Total
	(In thousands)
Balance as of December 31, 2014	$—	$11,652	$11,652
Currency translation adjustment	—	(535)	(535)

Balance as of December 31, 2015	$—	$11,117	$11,117

Currency translation adjustment	—	(851)	(851)

Balance as of December 31, 2016	$—	$10,266	$10,266

As of December 31, 2016, the Group performed a qualitative analysis on the goodwill arising from the acquisition taking into consideration the events and circumstances listed in ASC350 Intangibles—Goodwill and Other, including consideration of macroeconomic factors, industry and market conditions, share price of the Group, and overall financial performance, in addition to other entity-specific factors. Based on the analysis, the Group decided to perform a quantitative assessment of the business unit to which goodwill belonged as of December 31, 2016. The Group engaged an independent valuation firm to assist management in its assessment of goodwill impairment, which used the income approach along with assumptions on future growth rates and discount rate. Based on the valuation results, the fair value of the business unit was above its carrying amount as of December 31, 2016. Therefore, management concluded that there was no impairment of goodwill as of December 31, 2016.

As of December 31, 2016, the Group’s intangible assets totaled $1.1 million, mainly consisted of acquired game-related platform technology and a non-compete agreement. The amortization expense for the years ended December 31, 2014, 2015 and 2016 was $1.2 million, $1.5 million and $0.7 million, respectively. As of December 31, 2016, estimated amortization expenses for future periods are expected as follows:

Year Ended December 31,	(In thousands)
2017	$616
2018	484
2019 and thereafter	—

Total expected amortization expense	$1,100